LONG-TERM INVESTMENTS - Additional information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	Feb. 28, 2019	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	May 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥) director	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018	Dec. 31, 2017 USD ($)
LONG-TERM INVESTMENTS
Disposal gain						¥ 0	¥ 7,837
Long-term investments pledged to secure other borrowings					¥ 179,231	¥ 167,044	¥ 166,870	$ 26,986
Investment redeemed		¥ 11,949	$ 1,732	¥ 19,978
SH MZJH
LONG-TERM INVESTMENTS
Capital contributed										¥ 34,540
Suzhou Shengshan
LONG-TERM INVESTMENTS
Equity interest in equity method investment					5.15%	5.15%	5.15%	5.15%		5.15%	5.41%	8.13%
Capital contributed | $												$ 10,000
Shanghai Xinhe
LONG-TERM INVESTMENTS
Equity interest in equity method investment		99.00%			99.99%	0.00%		99.99%
Percentage of shares as consideration		2.05%	2.05%
Carrying value of shares issued		¥ 45,115
Shanghai Changshengshu | SH MZJH
LONG-TERM INVESTMENTS
Equity interest in equity method investment									20.00%
Consideration amount									¥ 2,000
Guangzhou Yicheng
LONG-TERM INVESTMENTS
Equity interest in equity method investment					30.00%	0.00%		30.00%
Guangzhou Yicheng | GCMTIC
LONG-TERM INVESTMENTS
Equity interest in equity method investment					30.00%			30.00%
Consideration amount					¥ 300
China Medical Services Holdings Limited ("CMS Holdings") | Zhejiang Marine
LONG-TERM INVESTMENTS
Equity interest in equity method investment	20.00%
Equity method investment legal interest percentage	20.00%
Guangdong Hengjian | Aohua Technology
LONG-TERM INVESTMENTS
Equity interest in equity method investment					14.20%	14.20%		14.20%
Consideration amount					¥ 86,649	¥ 86,649
Number of directors entitled to delegate in the board | director					2
Number of total directors | director					5